UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Net sales:
Domestic	$ 320,776,599	$ 189,523,448	$ 908,819,368	$ 533,850,612
Incentive for automotive fuels	28,665,402	0	103,720,586	0
Export	280,079,826	193,772,029	850,812,209	512,370,010
Services income	1,293,262	1,414,230	4,560,978	3,477,957
Total of sales	630,815,089	384,709,707	1,867,913,141	1,049,698,579
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(7,254,264)	6,050,004	56,873,846	38,242,464
Cost of sales	475,937,325	268,452,309	1,274,735,408	732,291,029
Gross income	147,623,500	122,307,402	650,051,579	355,650,014
Distribution, transportation and sale expenses	4,260,756	2,476,971	10,983,602	9,390,723
Administrative expenses	37,760,320	38,239,566	112,258,337	105,489,921
Other revenues	12,725,689	6,865,156	36,798,482	12,348,570
Other expenses	(2,255,555)	(2,613,251)	(5,694,879)	(3,569,068)
Operating income	116,072,558	85,842,770	557,913,243	249,548,872
Financing income	3,652,514	4,862,882	20,957,224	20,083,884
Financing cost	(45,543,598)	(36,248,904)	(109,790,653)	(110,411,972)
Derivative financial instruments (cost), net	(12,982,694)	(9,274,432)	(37,491,847)	(21,632,280)
Foreign exchange gain (loss), net	(9,343,509)	(47,003,832)	72,106,662	(23,407,879)
Sum of financing income (cost), net, derivative instruments (cost), net and foreign exchange gain (loss), net	(64,217,287)	(87,664,286)	(54,218,614)	(135,368,247)
Profit (loss) sharing in joint ventures and associates	71,201	41,601	232,349	(3,166,683)
Income before duties, taxes and other	51,926,472	(1,779,915)	503,926,978	111,013,942
Profit-sharing duty, net	106,836,892	78,338,315	314,147,276	213,889,840
Income tax (benefit)	(2,877,072)	(2,873,818)	(5,836,057)	(2,638,122)
Total duties, taxes and other	103,959,820	75,464,497	308,311,219	211,251,718
Net income (loss)	(52,033,348)	(77,244,412)	195,615,759	(100,237,776)
Currency translation effect	4,161,059	5,170,905	(14,995,059)	4,920,156
Actuarial gains - employee benefits, net of taxes	101,382,033	(9,045)	259,774,823	241,528,141
Total other comprehensive results	105,543,092	5,161,860	244,779,764	246,448,297
Total comprehensive income	53,509,744	(72,082,552)	440,395,523	146,210,521
Net income (loss) attributable to:
Controlling interest	(52,003,411)	(77,208,825)	195,914,072	(100,094,174)
Non-controlling interest	(29,937)	(35,587)	(298,313)	(143,602)
Net income (loss)	(52,033,348)	(77,244,412)	195,615,759	(100,237,776)
Other comprehensive results attributable to:
Controlling interest	105,542,608	5,160,808	244,780,577	246,447,519
Non-controlling interest	484	1,052	(813)	778
Total other comprehensive results	105,543,092	5,161,860	244,779,764	246,448,297
Comprehensive income (loss):
Controlling interest	53,539,197	(72,048,017)	440,694,649	146,353,345
Non-controlling interest	(29,453)	(34,535)	(299,126)	(142,824)
Total comprehensive income	$ 53,509,744	$ (72,082,552)	$ 440,395,523	$ 146,210,521